Description of Business and Segmented Disclosures - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019 a Refinery
Deep Basin [Member]
Disclosure Of Operating Segments [Line Items]
Acres of land | a	2,800,000
Refining and Marketing [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery	2